INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Combined summarized balance sheets (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 6,700,678		$ 20,212,838
Land		618,893		2,023,208
Other assets		1,427,057		3,161,606
Total Assets		8,746,628		25,397,652
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		5,132,015		16,928,649
Accounts payable and accrued expenses		323,275		726,141
Other liabilities		920,087		1,983,834
Liabilities		6,375,377		19,638,624
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	$ 2,683,452	2,683,452	$ 7,986,395	7,986,395
Other partners		(312,201)		(2,227,367)
Partners Capital		2,371,251		5,759,028
Liabilities and Stockholders Equity		8,746,628		25,397,652
Series Twenty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0		0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0		0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0		0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0
Land		0
Other assets		0
Total Assets		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0
Accounts payable and accrued expenses		0
Other liabilities		0
Liabilities		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0
Other partners		0
Partners Capital		0
Liabilities and Stockholders Equity		0
Series Twenty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Twenty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		462,481		516,789
Other assets		153,850		119,789
Total Assets		616,331		636,578
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		680,065		680,065
Accounts payable and accrued expenses		57,022		51,168
Other liabilities		422,843		398,329
Liabilities		1,159,930		1,129,562
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	(306,925)	(306,925)	(256,816)	(256,816)
Other partners		(236,674)		(236,168)
Partners Capital		(543,599)		(492,984)
Liabilities and Stockholders Equity		616,331		636,578
Series Thirty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty Two [Members]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		1,487,388		1,556,927
Land		142,576		142,576
Other assets		281,647		342,131
Total Assets		1,911,611		2,041,634
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		1,595,568		1,625,880
Accounts payable and accrued expenses		62,595		61,584
Other liabilities		202,235		330,480
Liabilities		1,860,398		2,017,944
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	51,418	51,418	23,898	23,898
Other partners		(205)		(208)
Partners Capital		51,213		23,690
Liabilities and Stockholders Equity		1,911,611		2,041,634
Series Thirty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Thirty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Forty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Forty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Forty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Forty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0
Land		0
Other assets		0
Total Assets		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0
Accounts payable and accrued expenses		0
Other liabilities		0
Liabilities		0
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0	0	0
Other partners		0
Partners Capital		0
Liabilities and Stockholders Equity		0
Series Forty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation				1,864,919
Land				450,000
Other assets				246,035
Total Assets				2,560,954
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable				2,880,422
Accounts payable and accrued expenses				101,325
Other liabilities				38,041
Liabilities				3,019,788
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0		1,674,320	1,674,320
Other partners				(2,133,154)
Partners Capital				(458,834)
Liabilities and Stockholders Equity				2,560,954
Series Forty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation				3,852,350
Land				598,500
Other assets				647,532
Total Assets				5,098,382
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable				4,370,989
Accounts payable and accrued expenses				130,295
Other liabilities				363,500
Liabilities				4,864,784
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	0		903,450	903,450
Other partners				(669,852)
Partners Capital				233,598
Liabilities and Stockholders Equity				5,098,382
Series Forty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		4,750,809		12,421,853
Land		476,317		832,132
Other assets		991,560		1,806,119
Total Assets		6,218,686		15,060,104
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		2,856,382		7,371,293
Accounts payable and accrued expenses		203,658		381,769
Other liabilities		295,009		853,484
Liabilities		3,355,049		8,606,546
PARTNERS' CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	$ 2,938,959	2,938,959	$ 5,641,543	5,641,543
Other partners		(75,322)		812,015
Partners Capital		2,863,637		6,453,558
Liabilities and Stockholders Equity		$ 6,218,686		$ 15,060,104